Statements of Operations (USD $)	3 Months Ended		12 Months Ended		44 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Consulting expenses	80,000	0	335,000	0	335,000
Office expenses	22,838	0	39,569	0	39,569
Depreciation expense	118	0	158	0	158
Wages and taxes	151,079	0	291,358	0	291,358
Professional fees	125,879	8,029	115,304	31,350	197,234
Regulatory fees	1,065	0	37,591	0	37,591
Research and development			123,802	0	123,802
Stock-based compensation	120,293	0	1,869,273	0	1,869,273
Impairment of intangible assets			168,973	0	168,973
Travel, meals and entertainment	16,937	0	23,567	0	23,567
Total Operating Expenses	518,209	8,029	3,004,595	31,350	3,086,525
Loss from operations	(518,209)	(8,029)	(3,004,595)	(31,350)	(3,086,525)
Other Income (Expense)
Interest expense	(2,249)	0	(342)	0	(342)
Loss before provision for income tax	(520,458)	(8,029)	(3,004,937)	(31,350)	(3,086,867)
Provision for income tax	0	0	0	0	0
Net Loss	$ (520,458)	$ (8,029)	$ (3,004,937)	$ (31,350)	$ (3,086,867)
Net Loss Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding - Basic and Diluted	417,091,310	1,093,837,500	615,222,893	1,093,837,500